AMERICAN AADVANTAGE FUNDS
AMR Class
Institutional Class
PlanAhead Class

Supplement Dated October 24, 2003 to the Statement of Additional Information
     Dated March 1, 2003


On October 21, 2003, Principal Global Investors, LLC closed the first of a two-phase transaction to purchase a majority interest in MW Post Advisory Group, LLC. On the same date, MW Post Advisory Group, LLC was renamed Post Advisory Group, LLC. Consequently, the following changes are hereby made to the Statement of Additional Information.

In the first table under Investment Advisory Agreements on page 23, the row describing MW Post Advisory Group, LLC is hereby deleted and replaced with the following:

                                                                                           Nature of Controlling
Adviser                     Controlling Person/Entity                  Basis of Control    Person/Entity's Business
-------                     -------------------------                  ----------------    ------------------------
Post Advisory Group, LLC    Principal Global Investors, LLC            Minority Owner      Financial Services
                            Metropolitan West Financial, LLC           Minority Owner      Financial Services
                            Principals of Post Advisory Group, LLC     Minority Owner      Financial Services
                            Post Advisory Group, Inc.                  Minority Owner      Financial Services

In the second table under Investment Advisory Agreements on page 23, the row describing MW Post Advisory Group, LLC and corresponding footnote six are hereby deleted and replaced with the following:

                            Investment Advisory     Investment Advisory     Investment Advisory
Adviser                        Fees for 2000           Fees for 2001           Fees for 2002
-------                     -------------------     -------------------     -------------------
Post Advisory Group, LLC (6)       N/A                $   229,090             $   458,642

(6) As of December 29, 2000, this firm became an investment adviser to the High Yield Bond Fund. Prior to October 21, 2003, this firm was named MW Post Advisory Group, LLC.


Effective October 24, 2003, Independence Investment LLC has been terminated as an investment adviser to the American AAdvantage International Equity Fund. The portion of Fund assets managed by Independence Investment LLC will be allocated among the other three investment advisers. As such, the following changes are hereby made to the statement of additional information.

In the first table under Investment Advisory Agreements on page 23, the row describing Independence Investment LLC is hereby deleted.

In the second table under Investment Advisory Agreements on page 23, the row describing Independence Investment LLC and corresponding footnote three are hereby deleted.



AMERICAN AADVANTAGE FUNDS
Service Class

Supplement Dated October 24, 2003 to the Statement of Additional Information
     Dated May 1, 2003


Effective October 24, 2003, Independence Investment LLC has been terminated as an investment adviser to the American AAdvantage International Equity Fund. The portion of Fund assets managed by Independence Investment LLC will be allocated among the other three investment advisers. As such, the following changes are hereby made to the statement of additional information.

In the first table under Investment Advisory Agreements on page 10, the row describing Independence Investment LLC is hereby deleted.

In the second table under Investment Advisory Agreements on page 10, the row describing Independence Investment LLC and corresponding footnote two are hereby deleted.